                        MFS(R) GROWTH OPPORTUNITIES FUND

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION -
                                     PART I


              The Statement of Additional Information - Part I for
              the above-referenced fund has been revised effective
                 April 5, 2007. The attached updated SAI Part I
             replaces in its entirety any SAI Part I dated prior to
                                   May 1, 2006



                  THE DATE OF THIS SUPPLEMENT IS APRIL 5, 2007.

                                               --------------------------------
                                               MFS(R) GROWTH OPPORTUNITIES FUND
                                               --------------------------------

                                          MAY 1, 2006, AS REVISED APRIL 5, 2007


M F S(SM)                                               STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT(R)                                            INFORMATION

(A MEMBER OF THE MFS FAMILY OF FUNDS(R))
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors, but which is not necessarily included in the Fund's Prospectus dated May 1, 2006. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting the fund's transfer agent, MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.



                                                                   MCD-SAI-4/07

STATEMENT OF ADDITIONAL INFORMATION

PART I

Part I of this SAI contains information that is particular to the Fund.

-----------------
TABLE OF CONTENTS
-----------------
                                                                           Page
I     Definitions ........................................................    3
II    Management of the Fund .............................................    3
      The Fund ...........................................................    3
      Trustees and Officers -- Identification and Background .............    3
      Trustee Compensation and Committees ................................    3
      Portfolio Managers .................................................    3
      Affiliated Service Provider Compensation ...........................    3
III   Sales Charges and Distribution Plan Payments .......................    3
      Sales Charges ......................................................    3
      Distribution Plan Payments .........................................    3
IV    Portfolio Transactions and Brokerage Commissions ...................    3
V     Share Ownership ....................................................    3
VI    Investment Techniques, Practices, Risks and Restrictions ...........    4
      Investment Techniques, Practices and Risks .........................    4
      Investment Restrictions ............................................    4
VII   Tax Considerations .................................................    4
VIII  Independent Registered Public Accounting Firm and Financial
      Statements .........................................................    4
      Appendix A -- Trustee Compensation and Committees ..................  A-1
      Appendix B -- Affiliated Service Provider Compensation .............  B-1
      Appendix C -- Portfolio Managers ...................................  C-1
      Appendix D -- Sales Charges and Distribution Plan Payments .........  D-1
      Appendix E -- Portfolio Transactions and Brokerage Commissions .....  E-1
      Appendix F -- Share Ownership ......................................  F-1

I    DEFINITIONS

      "Fund" - MFS Growth Opportunities Fund, a Massachusetts business trust. The Fund was known as MFS Capital Development Fund until August 17, 1993 and was known as Massachusetts Capital Development Fund, Inc. until August 3, 1992. The predecessor of the Fund - Massachusetts Capital Development Fund, Inc. (the "Company") - was incorporated under the laws of The Commonwealth of Massachusetts in 1970. The Fund was reorganized as a Massachusetts business trust on July 29, 1985 pursuant to an Agreement and Plan of Reorganization dated July 16, 1985. The reorganization received shareholder approval on March 29, 1985. All references in this SAI to the Fund's past activities are intended to include those of the Company, unless the context indicates otherwise.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated May 1, 2006, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a diversified open-end management investment company. This means that, with respect to 75% of its total assets, the Fund may not (1) purchase more than 10% of the outstanding voting securities of any one issuer, or (2) purchase securities of any issuer if as a result more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. Government, its agencies or instrumentalities or to investments in other investment companies.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Fund are set forth in Appendix E to Part II.

      TRUSTEE COMPENSATION AND COMMITTEES
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Fund, for certain specified periods, as well as information regarding the committees of the Board of Trustees, is set forth in Appendix A to this Part I.

      PORTFOLIO MANAGERS
      Information regarding the Fund's portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is set forth in Appendix C to this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, to MFSC, for transfer agency services, and to MFD for program management services -- for certain specified periods, is set forth in Appendix B to this Part I.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares, for certain specified periods, are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I. Portfolio transactions and brokerage commissions are more fully described in Part II of this SAI under the heading "Portfolio Transactions and Brokerage Commissions."

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. From time to time, the Adviser prepares a list of broker-dealer firms that have been determined by the Adviser to provide valuable Research as determined periodically by the investment staff ("Research Firms"), together with a suggested non-binding amount of brokerage commissions to be allocated to each of these Research Firms, subject to certain requirements (see "Portfolio Transactions and Brokerage Commissions" in Part II of the SAI). The amount of transactions allocated to Research Firms, and related commissions, for the Fund's most recent fiscal year are set forth in Appendix E to this Part I.

V     SHARE OWNERSHIP

      Information concerning the ownership of Fund shares by Trustees and officers of the Fund as a group, as well as the dollar range value of each Trustee's share ownership in the Fund and, on an aggregate basis, in all MFS funds overseen, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks.

        These investment techniques and practices, which may be changed without shareholder approval, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI.

        The following percentage limitations apply at the time of investment to certain of these investment techniques and practices.

        o Foreign Securities Exposure may not exceed 25% of the Fund's net assets.

        o Lower Rated Bonds may not exceed 5% of the Fund's net assets.

        o Short Sales may not exceed 5% of the Fund's net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted certain investment restrictions which are described in Appendix F to Part II.

VII   TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

VIII INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS Deloitte & Touche LLP is the Fund's independent registered public accounting firm, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Fund's Financial Statements and Financial Highlights for the fiscal year ended December 31, 2005, are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing. A copy of the Fund's Annual Report accompanies this SAI.

-------------------
PART I - APPENDIX A
-------------------

    TRUSTEE COMPENSATION AND COMMITTEES

    The Fund pays the non-interested Trustees and the Trustees who are not officers of the Trust an annual fee plus a fee for each meeting attended. In addition, the Trustees are reimbursed for their out-of-pocket expenses.

    TRUSTEE COMPENSATION TABLE
    ...........................................................................

                                                 RETIREMENT
                                                  BENEFITS        TOTAL TRUSTEE
                                                   ACCRUED        FEES FROM FUND
                                 TRUSTEE FEES     AS PART OF         AND FUND
    TRUSTEE                      FROM FUND(1)    FUND EXPENSE       COMPLEX(2)
    ----------------------------------------------------------------------------
    INTERESTED TRUSTEES
    Robert J. Manning                 N/A            N/A               N/A
    Robert C. Pozen                   N/A            N/A               N/A
    NON-INTERESTED TRUSTEES
    Robert E. Butler(3)             $1,087           N/A             $210,289
    Lawrence H. Cohn, M.D.          $1,078            $0             $208,289
    David H. Gunning                $1,112           N/A             $219,642
    William R. Gutow                $1,078           N/A             $208,289
    Michael Hegarty                 $1,083           N/A             $209,289
    J. Atwood Ives                  $1,426          $1,166           $285,289
    Amy B. Lane(4)                  $  256           N/A             $ 50,423
    Lawrence T. Perera              $1,167          $1,279           $228,289
    J. Dale Sherratt                $1,265            $0             $250,289
    Laurie J. Thomsen               $1,083           N/A             $209,289
    Robert W. Uek(3)                $1,165           N/A             $227,789

    ----------------
    (1) For the fiscal year ended December 31, 2006.
    (2) Information provided is for the calendar year 2006. Each Trustee receiving compensation served as Trustee of 97 funds within the MFS Fund Complex (having aggregate net assets at December 31, 2006 of approximately $102 billion).
    (3) Messrs. Butler and Uek became Trustees of the Fund on January 1, 2006.
    (4) Ms. Lane retired as a Trustee of the Fund on February 22, 2006.

    RETIREMENT BENEFIT DEFERRAL PLAN -- Under a Retirement Benefit Deferral Plan, certain Trustees have deferred benefits from a prior retirement plan. The value of the benefits is periodically readjusted as though the Trustee had invested an equivalent amount in Class A shares of the Fund(s) designated by such Trustee. The value of the deferred benefits will be paid to the Trustees upon retirement or thereafter. The plan does not obligate a Fund to retain the services of any Trustee or pay any particular level of compensation to any Trustee. The plan is not funded and a Fund's obligation to pay the Trustee's deferred compensation is a general unsecured obligation.



COMMITTEES
...............................................................................................................................
                         NUMBER OF
                      MEETINGS IN LAST
                      FISCAL YEAR ENDED
NAME OF COMMITTEE     DECEMBER 31, 2005                     FUNCTIONS                                    CURRENT MEMBERS(1)
-------------------------------------------------------------------------------------------------------------------------------

AUDIT COMMITTEE             16          Oversees the accounting and auditing procedures of the      Butler*, Ives*, Sherratt*,
                                        Fund and, among other things, considers the selection of    Thomsen* and Uek*
                                        the independent accountants for the Fund and the scope
                                        of the audit, and considers the effect on the
                                        independence of those accountants of any non-audit
                                        services such accountants provide to the Fund and any
                                        audit or non-audit services such accountants provide to
                                        other MFS Funds, MFS and/or certain affiliates. The
                                        Committee is also responsible for the periodic review
                                        and approval of the Fund's custodial, transfer agency
                                        and administrative service fee arrangements, as well as
                                        for establishing procedures for the receipt, retention
                                        and treatment of complaints received by the Fund
                                        regarding accounting, internal accounting controls, or
                                        auditing matters and the confidential, anonymous
                                        submission of concerns regarding questionable Fund
                                        accounting matters by officers of the Fund and employees
                                        of the Fund's investment adviser, administrator,
                                        principal underwriter or any other provider of
                                        accounting-related services to the Fund.

COMPLIANCE AND               9          Oversees the development and implementation of the          Butler*, Cohn*, Gunning*,
GOVERNANCE COMMITTEE                    Fund's regulatory and fiduciary compliance policies and     Gutow*, Hegarty*, Ives*
                                        practices under the 1940 Act and other applicable laws      (ex-officio member) and
                                        as well as oversight of compliance policies of the          Sherratt*
                                        Fund's investment adviser and certain other service
                                        providers as they relate to Fund activities. The Fund's
                                        Independent Chief Compliance Officer, reports directly
                                        to the Committee and assists the Committee in carrying
                                        out its responsibilities. In addition, the Committee
                                        advises and makes recommendations to the Board on
                                        matters concerning Trustee practices and recommendations
                                        concerning the functions and duties of the committees of
                                        the Board.

CONTRACTS REVIEW             5          Requests, reviews and considers the information deemed      All non-interested Trustees
COMMITTEE                               reasonably necessary to evaluate the terms of the           of the Board (Butler, Cohn,
                                        investment advisory and principal underwriting              Gunning, Gutow, Hegarty,
                                        agreements and the Plan of Distribution under Rule 12b-1    Ives, Perera, Sherratt,
                                        that the Fund proposes to renew or continue, and to make    Thomsen and Uek)
                                        its recommendations to the full Board of Trustees on
                                        these matters.

NOMINATION AND               2          Recommends qualified candidates to the Board in the         All non-interested Trustees
COMPENSATION                            event that a position is vacated or created. The            of the Board (Butler, Cohn,
COMMITTEE                               Committee will consider recommendations by shareholders     Gunning, Gutow, Hegarty,
                                        when a vacancy exists. Shareholders wishing to recommend    Ives, Perera, Sherratt,
                                        candidates for Trustee for consideration by the             Thomsen and Uek)
                                        Committee may do so by writing to the Fund's Secretary
                                        at the principal executive office of the Fund. Such
                                        recommendations must be accompanied by biographical and
                                        occupational data on the candidate (including whether
                                        the candidate would be an "interested person" of the
                                        Fund), a written consent of the candidate to be named as
                                        a nominee and to serve as Trustee if elected, record and
                                        ownership information for the recommending shareholder
                                        with respect to the Fund, and a description of any
                                        arrangements or understandings regarding recommendation
                                        of the candidate for consideration. The Committee is
                                        also responsible for making recommendations to the Board
                                        regarding any necessary standards or qualifications for
                                        service on the Board. The Committee also reviews and
                                        makes recommendations to the Board regarding
                                        compensation for the non-interested Trustees.

PORTFOLIO TRADING AND        8          Oversees the policies, procedures, and practices of the     Cohn*, Gunning*, Gutow*,
MARKETING REVIEW                        Fund with respect to brokerage transactions involving       Hegarty*, Ives* (ex-officio
COMMITTEE                               portfolio securities as those policies, procedures, and     member) and Perera
                                        practices are carried out by MFS and its affiliates. The
                                        Committee also oversees the administration of the Fund's
                                        proxy voting policies and procedures by MFS. In
                                        addition, the Committee receives reports from MFS
                                        regarding the policies, procedures, and practices of MFS
                                        and its affiliates in connection with their marketing
                                        and distribution of shares of the Fund.

PRICING COMMITTEE            8          Oversees the determination of the value of the portfolio    Ives* (ex-officio member),
                                        securities and other assets held by the Fund and            Perera*, Thomsen* and Uek*
                                        determines or causes to be determined the fair value of
                                        securities and assets for which market quotations are
                                        not "readily available" in accordance with the 1940 Act.
                                        The Committee delegates primary responsibility for
                                        carrying out these functions to MFS and MFS' internal
                                        valuation committee pursuant to pricing policies and
                                        procedures approved by the Committee and adopted by the
                                        full Board, which include methodologies to be followed
                                        by MFS to determine the fair values of portfolio
                                        securities and other assets held by the Fund for which
                                        market quotations are not readily available. The
                                        Committee meets periodically with the members of MFS'
                                        internal valuation committee to review and assess the
                                        quality of fair valuation and other pricing
                                        determinations made pursuant to the Fund's pricing
                                        policies and procedures, and to review and assess the
                                        policies and procedures themselves. The Committee also
                                        exercises the responsibilities of the Board under the
                                        Amortized Cost Valuation Procedures approved by the
                                        Board on behalf of each Fund which holds itself out as a
                                        "money market fund" in accordance with Rule 2a-7 under
                                        the 1940 Act.

SERVICES CONTRACTS           3^         Reviews and evaluates the contractual arrangements of       Gunning*, Ives*, Sherratt*
COMMITTEE                               the Fund relating to transfer agency, administrative        and Thomsen*
                                        services, custody, pricing and bookkeeping services and
                                        lending of portfolio securities and makes
                                        recommendations to the full Board of Trustees on these
                                        matters.

----------------
(1) The Trustees' Identification and Background are set forth in Appendix E to Part II.
  * Non-interested or independent Trustees.
  ^ The Board of Trustees established the Services Contracts Committee on September 27, 2005. For periods prior to September
    27, 2005, the functions of the Services Contracts Committee were performed by the Fund's Audit Committee.

-------------------
PART I - APPENDIX B
-------------------


    CERTAIN SERVICE PROVIDER COMPENSATION
    ......................................................................................................................

    The Fund paid compensation for advisory services, administrative services, and transfer agency services, over the specified periods as follows. For information regarding sales charges and distribution payments paid to MFD, see
    Appendix D to this Part I.

                                                          NET AMOUNT                    NET AMOUNT          NET AMOUNT
                                                         PAID TO MFS      AMOUNT      PAID TO MFS FOR      PAID TO MFSC
                                                         FOR ADVISORY     WAIVED      ADMINISTRATIVE       FOR TRANSFER
    FISCAL YEAR ENDED                                      SERVICES       BY MFS         SERVICES       AGENCY SERVICES(1)
    ----------------------------------------------------------------------------------------------------------------------
    December 31, 2006                                     $1,723,181        $0           $ 70,368            $362,374
    December 31, 2005                                     $2,017,657        $0           $ 58,573            $481,890
    December 31, 2004                                     $2,207,181        $0           $ 47,045            $478,225

    ----------------
    (1) In addition to the fees disclosed, the Fund reimbursed MFSC for certain out-of-pocket expenses and for payments made under agreements with affiliated and unaffiliated entities that provide shareholder services in an amount equal to $94,313 for the fiscal year ended December 31, 2006.

-------------------
PART I - APPENDIX C
-------------------

    PORTFOLIO MANAGERS
    ..........................................................................

    COMPENSATION
    Portfolio manager total cash compensation is a combination of base salary and performance bonus:

    o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

    o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation.

      >> The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

      >> The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from Fund and other account performance).

    Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

    Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

    OWNERSHIP OF FUND SHARES

    The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio managers as of December 31, 2006. The following dollar ranges apply:


    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. $100,001 - $500,000
    E. $500,001 - $1,000,000
    F. Over $1,000,000


    NAME OF PORTFOLIO MANAGER         DOLLAR RANGE OF EQUITY SECURITIES IN FUND
    ---------------------------------------------------------------------------
    Maureen H. Pettirossi                                D


    OTHER ACCOUNTS

    In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of December 31, 2006, were as follows:

                                                REGISTERED
                                                INVESTMENT                   OTHER POOLED                    OTHER
                                                 COMPANIES               INVESTMENT VEHICLES                ACCOUNTS
                                       ---------------------------  --------------------------  ----------------------------
                                        NUMBER OF                      NUMBER OF                   NUMBER OF
    NAME                                ACCOUNTS*     TOTAL ASSETS*    ACCOUNTS    TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS
    ------------------------------------------------------------------------------------------------------------------------
    Maureen H. Pettirossi                   8          $8.0 billion       0            N/A            2         $84.6 million

    ----------------
    * Includes the Fund.

    POTENTIAL CONFLICTS OF INTEREST

    MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

      In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

      When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

      MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

-------------------
PART I - APPENDIX D
-------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ........................................................................................................................


    The following sales charges were paid during the specified periods:

                                                         CLASS A INITIAL SALES CHARGES:             CDSC PAID TO MFD ON:
                                                                                      REALLOWED
                                                                     RETAINED        TO FINANCIAL     CLASS A        CLASS B
    FISCAL YEAR END                                    TOTAL          BY MFD        INTERMEDIARIES     SHARES        SHARES
    ------------------------------------------------------------------------------------------------------------------------
    December 31, 2006                                 $125,215         $18,424         $106,791        $  731        $47,244
    December 31, 2005                                 $144,346         $20,265         $124,081        $3,326        $52,898
    December 31, 2004                                 $198,422         $29,411         $169,011        $1,863        $76,727

    DEALER REALLOWANCES
    ........................................................................................................................


    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                                DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                                         PERCENT OF OFFERING PRICE
    ------------------------------------------------------------------------------------------------------------------------
    Less than $50,000                                                    5.00%
    $50,000 but less than $100,000                                       4.00%
    $100,000 but less than $250,000                                      3.00%
    $250,000 but less than $500,000                                      2.25%
    $500,000 but less than $1,000,000                                    1.75%
    $1,000,000 or more                                                   None*

    ----------------
    * For Class A shares only, a CDSC will apply to such purchases.

    DISTRIBUTION PLAN PAYMENTS
    ..........................................................................

    During the fiscal year ended December 31, 2006, the Fund made the following Distribution Plan payments:

                                                       AMOUNT OF DISTRIBUTION AND SERVICE FEES:

                                                                                        PAID TO FINANCIAL
    CLASS OF SHARES                            PAID BY FUND        RETAINED BY MFD      INTERMEDIARIES(1)
        ----------------------------------------------------------------------------------------------------
    Class A Shares                               $865,969              $ 77,525              $788,444
    Class B Shares                               $190,166              $141,590              $ 48,576
    Class I Shares                                 N/A                   N/A                   N/A

    ----------------
    (1) May include amounts paid to financial intermediaries affiliated with MFD.

    Amounts retained by MFD may represent fees paid to MFD but not yet reallowed to intermediaries as of the close of the period, compensation to MFD for commissions advanced by MFD to financial intermediaries upon sale of Fund shares, and/or compensation for MFD's distribution and shareholder servicing costs.


-------------------
PART I - APPENDIX E
-------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ...........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:


                                                          BROKERAGE COMMISSIONS
    FISCAL YEAR END                                           PAID BY FUND
    ---------------------------------------------------------------------------
    December 31, 2006                                           $496,326
    December 31, 2005                                           $968,402
    December 31, 2004                                           $905,434

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS
    ..........................................................................

    During the fiscal year ended December 31, 2006, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of December 31, 2006:

                                                          VALUE OF SECURITIES
    BROKER-DEALER                                       AS OF DECEMBER 31, 2006
    ---------------------------------------------------------------------------
    American Express Co.                                      $5,792,165
    JPMorgan Chase & Co.                                      $2,830,380
    Merrill Lynch & Co., Inc.                                 $6,835,210
    UBS AG                                                    $1,788,181

    TRANSACTIONS WITH RESEARCH FIRMS
    ..........................................................................

    During the last fiscal year ended December 31, 2006, the Fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Adviser to provide valuable Research ("Research Firms"). The provision of Research was not necessarily a factor in the placement of this business with such Research Firms.(1)

    ...........................................................................


    DOLLAR AMOUNT OF TRANSACTIONS               COMMISSIONS PAID ON TRANSACTIONS
    WITH RESEARCH FIRMS                                WITH RESEARCH FIRMS
    ----------------------------------------------------------------------------
    $399,129,571                                            $438,213


    ----------------
    (1) The amounts shown do not include transactions directed to electronic communication networks (ECNs) owned by the Research Firms.

-------------------
PART I - APPENDIX F
-------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS


    As of January 31, 2007, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

      The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS Funds overseen by the Trustee, as of December 31, 2006. The following dollar ranges apply:

      N.  None
      A.  $1 - $10,000
      B.  $10,001 - $50,000
      C.  $50,001 - $100,000
      D.  Over $100,000
                                                               AGGREGATE DOLLAR
                                                               RANGE OF EQUITY
                                                               SECURITIES IN ALL
                                 DOLLAR RANGE OF EQUITY       MFS FUNDS OVERSEEN
    NAME OF TRUSTEE               SECURITIES IN FUNDS            BY TRUSTEE
    ----------------------------------------------------------------------------
    INTERESTED TRUSTEES
    Robert J. Manning                      D                          D
    Robert C. Pozen                        N                          D
    NON-INTERESTED TRUSTEES
    Robert E. Butler                       N                          D
    Lawrence H. Cohn, M.D.                 N                          D
    David H. Gunning                       N                          D
    William R. Gutow                       N                          D
    Michael Hegarty                        N                          D
    J. Atwood Ives                         C                          D
    Lawrence T. Perera                     B                          D
    J. Dale Sherratt                       N                          D
    Laurie J. Thomsen                      N                          D
    Robert W. Uek                          N                          D

    25% OR GREATER OWNERSHIP

    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of January 31, 2007, and are therefore presumed to control the Fund:


                                             JURISDICTION OF
                                              ORGANIZATION          PERCENTAGE
    NAME AND ADDRESS OF INVESTOR              (IF A COMPANY)         OWNERSHIP
    --------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS

    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of January 31, 2007. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP                     PERCENTAGE
................................................................................

Nationwide Life Ins. Co.                               10.36% of Class A Shares
MFS Variable Account
Dept. 1748
P.O. Box 182029
Columbus OH 43218-2029
................................................................................
Citigroup Global Markets Inc.                          5.89% of Class B Shares
Surpas House Account
Attn Cindy Tempesta, 7th Floor
333 W 34th St.
New York, NY 10001-2402
................................................................................
MFS Def Contribution Plan                              96.74% of Class I Shares
c/o Mark Leary
MFS Investment Management, Inc.
500 Boylston Street, 6th Floor
Boston, MA 02116-3740